	BROWN CAPITAL MANAGEMENT SMALL COMPANY
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
97.13%	COMMON STOCKS
24.81%	BUSINESS SERVICES
	Ansys, Inc. . . . . . . . . . . . . .	607,503	$145,369,392
	Duck Creek Technologies, Inc. . . . .	3,804,575	56,497,939
	Enfusion, Inc. . . . . . . . . . . . .	1,270,282	12,969,579
	Guidewire Software, Inc. . . . . . . .	1,376,002	97,682,382
	nCino, Inc. . . . . . . . . . . . . .	1,398,624	43,245,454
	Paycom Software, Inc. . . . . . . . .	757,336	212,144,960
	PROS Holdings, Inc.(b) . . . . . . . .	2,822,699	74,039,395
	Q2 Holdings, Inc.(b) . . . . . . . . .	2,877,002	110,965,967
	Tyler Technologies, Inc. . . . . . . .	650,243	216,192,793
			969,107,861
6.26%	CONSUMER RELATED
	Alarm.com Holding, Inc.(b) . . . . . . . . . . . . .	2,995,279	185,287,959
	Olo, Inc.(b) . . . . . . . . . . . . .	5,997,831	59,198,592
			244,486,551
9.87%	INDUSTRIAL PRODUCTS & SYSTEMS
	Balchem Corp. . . . . . . . . . . .	196,922	25,548,660
	Cognex Corp. . . . . . . . . . . .	3,809,573	161,983,044
	DMC Global, Inc. . . . . . . . . . .	859,509	15,496,947
	Helios Technologies, Inc. . . . . . . .	1,531,301	101,448,691
	Proto Labs, Inc. . . . . . . . . . . .	967,289	46,275,106
	Xometry, Inc. . . . . . . . . . . . .	1,027,647	34,868,063
			385,620,511
18.50%	INFORMATION/KNOWLEGE MANAGEMENT
	Alteryx, Inc. . . . . . . . . . . . . .	414,612	20,075,513
	American Software, Inc. Class A . . . .	488,521	7,894,499
	AppFolio, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	1,731,343	156,928,930
	Blackbaud, Inc. . . . . . . . . . . .	179,007	10,394,936
	Datadog, Inc. . . . . . . . . . . . .	1,835,161	174,780,734
	Manhattan Associates, Inc. . . . . . .	1,882,349	215,717,195
	NextGen HealthCare, Inc. . . . . . .	848,958	14,805,828
	Smartsheet, Inc. - Class A . . . . . .	3,880,397	121,960,878
			722,558,513

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
32.96%	MEDICAL/HEALTH CARE
	10X Genomics, Inc. . . . . . . . . .	1,280,701	$57,951,720
	ABIOMED, Inc. . . . . . . . . . . .	676,371	167,408,586
	Bio-Techne Corp. . . . . . . . . . .	450,850	156,282,644
	Cardiovascular Systems, Inc.(a)(b) . . . .	3,006,873	43,178,696
	Glaukos Corp. . . . . . . . . . . .	1,416,501	64,337,475
	Inogen, Inc.(b) . . . . . . . . . . . .	1,608,561	38,895,005
	Ironwood Pharmaceuticals, Inc. . . . .	6,196,527	71,445,956
	OrthoPediatrics Corp.(b) . . . . . . .	1,802,370	77,772,266
	QuidelOrtho Corp. . . . . . . . . .	990,839	96,289,734
	Repligen Corp. . . . . . . . . . . .	947,654	153,899,010
	Tandem Diabetes Care, Inc. . . . . .	901,424	53,355,287
	Veeva Systems, Inc. - Class A . . . . .	1,055,275	208,986,661
	Vericel Corp.(b) . . . . . . . . . . .	3,884,947	97,822,965
			1,287,626,005
4.73%	MISCELLANEOUS
	Cryoport, Inc. . . . . . . . . . . . .	2,343,615	72,605,193
	Neogen Corp. . . . . . . . . . . .	4,648,766	111,988,773
			184,593,966
97.13%	TOTAL COMMON STOCKS . . . . . .	. . . . . . .	3,793,993,407
3.46%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation
	Fund - Institutional Class 0.98%(c) . .	135,231,826	135,231,826
100.59%	TOTAL INVESTMENTS . . . . . . . .	. . . . . . .	3,929,225,233
(0.59%)	Liabilities in excess of other assets . . .	. . . . . . .	(23,028,113)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$3,906,197,120

(a)Non-income producing

(b)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.

(c)Effective 7 day yield as of June 30, 2022

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT SMALL COMPANY

Schedule of Investments - continued	June 30, 2022 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Business Services . . . . . . . . . . . . . .	24.81%	$969,107,861
Consumer Related . . . . . . . . . . . . .	6.26%	244,486,551
Industrial Products & Systems . . . . . . . .	9.87%	385,620,511
Information/Knowledge Management . . . . .	18.50%	722,558,513
Medical/Health Care . . . . . . . . . . . . .	32.96%	1,287,626,005
Miscellaneous . . . . . . . . . . . . . . .	4.73%	184,593,966
Short Term Investments . . . . . . . . . . .	3.46%	135,231,826
Liabilities in Excess of Other Assets . . . . . .	(0.59)%	(23,028,113)
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$3,906,197,120

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments.

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
98.54%	COMMON STOCKS
20.75%	BUSINESS SERVICES
	Bright Horizons Family Solutions(a) . . . .	12,335	$ 1,042,554
	Envestnet, Inc.(a) . . . . . . . . . . . .	8,089	426,857
	Equifax, Inc. . . . . . . . . . . . . .	7,355	1,344,347
	Five9, Inc.(a) . . . . . . . . . . . . . .	8,990	819,349
	Jack Henry & Associates, Inc. . . . . . .	8,571	1,542,951
	Paycom Software, Inc.(a) . . . . . . . .	3,091	865,851
	Tyler Technologies, Inc.(a) . . . . . . . .	4,263	1,417,362
			7,459,271
7.22%	CONSUMER RELATED
	Chipotle Mexican Grill, Inc.(a) . . . . . .	648	847,105
	Expedida, Inc.(a) . . . . . . . . . . . .	2,659	252,153
	O’Reilly Automotive, Inc.(a) . . . . . . .	755	476,979
	Tractor Suppy Co. . . . . . . . . . . .	2,607	505,367
	Ulta Beatuy, Inc.(a) . . . . . . . . . . .	1,328	511,917
			2,593,521
9.49%	FINANCIAL SERVICES
	Broadridge Financial Solutions . . . . .	7,717	1,100,058
	FleetCor Technologies, Inc.(a) . . . . . .	5,261	1,105,389
	MarketAxess Holdings, Inc. . . . . . . .	3,518	900,643
	T. Rowe Price Group, Inc. . . . . . . . .	2,702	306,974
			3,413,064
6.17%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . . .	20,567	874,509
	Fastenal Co. . . . . . . . . . . . . .	12,642	631,089
	IPG Photonics Corp.(a) . . . . . . . . .	1,765	166,139
	SiteOne Landscape Supply, Inc.(a) . . . .	4,588	545,376
			2,217,113

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
23.62%	INFORMATION/KNOWLEGE MANAGEMENT
	Ansys, Inc.(a) . . . . . . . . . . . . .	3,488	$834,644
	Autodesk, Inc.(a) . . . . . . . . . . . .	7,078	1,217,133
	Bentley Sysems, Inc. . . . . . . . . . .	26,245	873,959
	Coupa Sofware, Inc.(a) . . . . . . . . .	11,827	675,322
	Guidewie Software, Inc.(a) . . . . . . . .	11,854	841,515
	HubSpot, Inc.(a) . . . . . . . . . . . .	2,807	843,925
	Manhattan Associates, Inc.(a) . . . . . .	18,498	2,119,871
	Shopify, Inc.(a) . . . . . . . . . . . . .	34,760	1,085,902
			8,492,271
31.29%	MEDICAL/HEALTH CARE
	Align Technology, Inc.(a) . . . . . . . .	3,993	945,023
	Charles River Laboratories International(a) .	7,339	1,570,326
	DexCom, Inc.(a) . . . . . . . . . . . .	21,148	1,576,160
	Edwards Lifesciences Corp.(a) . . . . . .	18,959	1,802,811
	Insulet Corp.(a) . . . . . . . . . . . .	6,046	1,317,665
	Jazz Pharmaceuticals PLC(a) . . . . . .	1,210	188,772
	Masimo Corp.(a) . . . . . . . . . . . .	1,903	248,665
	Omnicell, Inc.(a) . . . . . . . . . . . .	14,086	1,602,283
	Teladoc Health, Inc.(a) . . . . . . . . .	2,569	85,316
	Veeva Systems, Inc. - Class A(a) . . . . .	8,414	1,666,309
	Zoetis, Inc. . . . . . . . . . . . . . .	1,414	243,052
			11,246,382
98.54%	TOTAL COMMON STOCKS . . . . . . . .	. . . . . .	35,421,622
1.48%	SHORT-TERM INVESTMENTS
	First American Tresury Obligation Fund -
	Institutional Class 0.98%(b) . . . . . .	532,338	532,338
100.02%	TOTAL INVESTMENTS . . . . . . . . . .	. . . . . .	35,953,960
(0.02%)	Liabilities in excess of other assets . . . . .	. . . . . .	(7,676)
100.00%	NET ASSETS . . . . . . . . . . . . . .	. . . . . . .	$35,946,284

(a)Non-income producing

(b)Effective 7 day yield as of June 30, 2022

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MID COMPANY
Schedule of Investments - continued	June 30, 2022 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Business Services . . . . . . . . . . . . . . .	20.75%	$7,459,271
Consumer Related . . . . . . . . . . . . . . .	7.22%	2,593,521
Financial Services . . . . . . . . . . . . . . .	9.49%	3,413,064
Industrial Products & Systems . . . . . . . . . .	6.17%	2,217,113
Information/Knowledge Management . . . . . . .	23.62%	8,492,271
Medical/Health Care . . . . . . . . . . . . . .	31.29%	11,246,382
Short Term Investments . . . . . . . . . . . . .	1.48%	532,338
Liabilities in Excess of Other Assets . . . . . . .	(0.02)%	(7,676)
Total . . . . . . . . . . . . . . . . . . . . .	100.00%	$35,946,284

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY COMPANY

Schedule of Investments			June 30, 2022
		Shares	Fair Value
98.24%	COMMON STOCKS
1.86%	ARGENTINA
	Mercadolibre, Inc.(a) . . . . . . . . . . .	1,571	$1,000,523
8.66%	AUSTRALIA
	Atlassian Corp. PLC(a) . . . . . . . . . .	7,117	1,333,726
	Cochlear Ltd. . . . . . . . . . . . . .	15,273	2,094,734
	REA Group Ltd. . . . . . . . . . . . .	15,952	1,231,346
			4,659,806
4.50%	CANADA
	The Descartes Systems Group, Inc.(a) . . .	31,208	1,939,347
	Shopify, Inc.(a) . . . . . . . . . . . . .	15,420	481,721
			2,421,068
11.01%	DENMARK
	Chr Hansen Holding A/S . . . . . . . .	28,250	2,056,195
	Novo Nordisk A/S . . . . . . . . . . .	24,226	2,686,942
	SimCorp A/S . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,317	1,184,425
			5,927,562
4.05%	FRANCE
	Dassault Systemes SE . . . . . . . . .	41,989	1,545,150
	Ipsen SA . . . . . . . . . . . . . . .	6,709	633,117
			2,178,267
7.51%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . . .	17,871	2,133,118
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,722	1,000,638
	SAP SE . . . . . . . . . . . . . . . .	9,952	906,614
			4,040,370
3.55%	HONG KONG
	Kingdee Inernational SoftwareGroup
	Co. Ltd.(a) . . . . . . . . . . . . . .	559,146	1,311,144
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . .	153,443	598,378
			1,909,522

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY COMPANY

Schedule of Investments - continued			June 30, 2022
		Shares	Fair Value
6.82%	IRELAND
	Flutter Entertainment PLC(a) . . . . . . .	9,589	$969,512
	ICON PLC(a) . . . . . . . . . . . . . .	12,455	2,698,999
			3,668,511
3.96%	ISRAEL
	Check Point Software Technologies Ltd.(a) .	7,326	892,160
	CyberArk Software Ltd.(a) . . . . . . . .	9,687	1,239,549
			2,131,709
1.55%	ITALY
	Azimut Holding SPA . . . . . . . . . .	48,109	836,150
9.67%	JAPAN
	CyberAgent, Inc. . . . . . . . . . . . .	105,700	1,052,482
	GMO Payment Gateway, Inc. . . . . . .	11,400	802,403
	Kakaku.com, Inc. . . . . . . . . . . . .	55,300	912,157
	M3, Inc. . . . . . . . . . . . . . . . .	30,800	884,864
	Monotaro Co., Ltd. . . . . . . . . . . .	104,400	1,551,226
			5,203,132
4.16%	NETHERLANDS
	ASML Holding NV . . . . . . . . . . .	1,311	626,278
	Wolters Kluwer NV . . . . . . . . . . .	16,642	1,614,252
			2,240,530
1.20%	NEW ZEALAND
	Xero Ltd.(a) . . . . . . . . . . . . . . .	12,176	646,809
0.08%	POLAND
	Inpost S.A.(a) . . . . . . . . . . . . . .	7,697	44,622
3.19%	SPAIN
	Grifols SA(a) . . . . . . . . . . . . . .	90,757	1,715,294

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY COMPANY

Schedule of Investments - continued			June 30, 2022
		Shares	Fair Value
14.97%	SWITZERLAND
	Chocoladefabriken Lindt & Sprungli AG . .	139	$1,413,806
	Givaudan SA . . . . . . . . . . . . .	637	2,239,993
	Partners Group Holding AG . . . . . . .	1,415	1,275,004
	Tecan Group AG . . . . . . . . . . . .	3,920	1,138,243
	Temenos AG . . . . . . . . . . . . .	23,239	1,986,872
			8,053,918
11.50%	UNITED KINGDOM
	Abcam PLC(a) . . . . . . . . . . . . .	94,477	1,354,781
	AJ Bell PLC . . . . . . . . . . . . . .	275,357	900,326
	Diageo PLC . . . . . . . . . . . . . .	34,557	1,485,149
	Ocado Group PLC(a) . . . . . . . . . .	97,300	925,279
	RELX PLC . . . . . . . . . . . . . . .	56,115	1,520,554
			6,186,089
98.24%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		52,863,882
1.01%	MONEY MARKET FUNDS
	First American Treasury Obligation
	Fund - Institutional Class 0.98%(b) . . .	541,093	541,093
99.25%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		53,404,975
0.75%	Other assets, net of liabilities . . . . . . . . . . . . . .		405,625
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$53,810,600

(a)Non-income producing

(b)Effective 7 day yield as of June 30, 2022

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY COMPANY

Schedule of Investments - continued		June 30, 2022
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Communication Services . . . . . . . . . . . .	5.94%	$3,195,984
Consumer Discretionary . . . . . . . . . . . .	5.38%	2,895,314
Consumer Staples . . . . . . . . . . . . . . .	5.39%	2,898,955
Financials . . . . . . . . . . . . . . . . . . .	5.59%	3,011,481
Health Care . . . . . . . . . . . . . . . . . .	28.51%	15,340,093
Industrials . . . . . . . . . . . . . . . . . . .	10.65%	5,686,670
Information Technology . . . . . . . . . . . . .	28.80%	15,494,576
Materials . . . . . . . . . . . . . . . . . . .	7.98%	4,296,188
Short Term Investments . . . . . . . . . . . . .	1.01%	541,093
Other Assets, Net of Liabilities . . . . . . . . . .	0.75%	405,625
Total . . . . . . . . . . . . . . . . . . . . .	100.00%	$53,810,600

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY

Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
98.50%	COMMON STOCKS
7.16%	AUSTRALIA
	Pro Medicus Ltd. . . . . . . . . . .	394,132	$11,494,100
	REA Group Ltd. . . . . . . . . . . .	1,106,932	85,444,835
	WiseTech Global Ltd. . . . . . . . .	2,286,571	59,738,887
			156,677,822
0.03%	AUSTRIA
	Schoeller-Bleckmann Oilfield
	Equipment . . . . . . . . . . . .	12,150	683,743
10.23%	CANADA
	The Descartes Systems Group, Inc.(a) .	2,044,521	127,051,923
	Kinaxis, Inc.(a) . . . . . . . . . . . .	896,583	96,790,843
			223,842,766
5.16%	DENMARK
	Ambu A/S . . . . . . . . . . . . .	4,754,910	46,172,045
	NNIT A/S(b) . . . . . . . . . . . . .	1,924,716	19,931,755
	SimCorp A/S . . . . . . . . . . . . . . . . . . . . . . . .	644,134	46,756,675
			112,860,475
16.25%	FRANCE
	Albioma SA(b) . . . . . . . . . . . .	2,331,411	121,867,434
	Esker SA . . . . . . . . . . . . . .	268,336	35,797,255
	Interparfums SA . . . . . . . . . . .	2,211,776	104,650,469
	Lectra(b) . . . . . . . . . . . . . .	2,515,869	92,278,059
	SES-imagotag SA(a) . . . . . . . . .	9,436	800,968
			355,394,185
11.58%	GERMANY
	Evotec SE(a) . . . . . . . . . . . . .	3,860,327	93,045,273
	Nexus AG(b) . . . . . . . . . . . . .	1,536,956	80,532,990
	Stratec SE(b) . . . . . . . . . . . .	873,308	79,804,303
			253,382,566

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY

Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
2.12%	HONG KONG
	Kingdee International SoftwareGroup
	Co. Ltd.(a) . . . . . . . . . . . . .	19,788,002	$46,400,983
1.71%	INDIA
	Crisil Ltd. . . . . . . . . . . . . . .	901,794	37,531,120
0.91%	IRELAND
	Flutter Entertainment PLC(a) . . . . . .	195,925	19,809,318
4.47%	ISRAEL
	CyberArk Software Ltd.(a) . . . . . . .	764,366	97,808,273
1.77%	ITALY
	Azimut Holding SPA . . . . . . . . .	2,226,553	38,698,212
10.31%	JAPAN
	GMO Payment Gateway, Inc. . . . . .	385,711	27,148,733
	HIDAY HIDAKA Corp.(b) . . . . . . . .	2,512,129	38,196,655
	Kakaku.com, Inc. . . . . . . . . . .	2,262,354	37,316,836
	M3, Inc. . . . . . . . . . . . . . .	742,136	21,321,095
	SMS Co. Ltd. . . . . . . . . . . . .	2,123,273	41,845,755
	Software Service, Inc.(b) . . . . . . .	536,496	25,504,122
	Towa Pharmaceutical Co. Ltd. . . . . .	1,879,189	34,112,931
			225,446,127
1.91%	NEW ZEALAND
	PushPay Holdings Ltd.(a) . . . . . . .	52,664,228	41,772,205
4.51%	SWEDEN
	Hemnet Group AB . . . . . . . . .	3,492,085	42,909,659
	MIPS AB . . . . . . . . . . . . . .	516,994	22,555,236
	Sectra AB(a) . . . . . . . . . . . . .	2,466,904	33,134,007
			98,598,902
1.91%	SWITZERLAND
	Partners Group Holding AG . . . . .	46,289	41,709,315

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY

Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
18.47%	UNITED KINGDOM
	Abcam PLC(a) . . . . . . . . . . . .	5,647,015	$80,977,050
	AJ Bell PLC . . . . . . . . . . . . .	13,065,185	42,718,824
	Dechra Pharmaceuticals PLC . . . . .	2,286,388	96,243,773
	PayPoint PLC . . . . . . . . . . . .	3,210,874	21,966,320
	Playtech PLC . . . . . . . . . . . .	1,681,894	11,086,509
	Righmove PLC . . . . . . . . . . .	5,870,552	40,619,140
	Victrex PLC . . . . . . . . . . . . .	2,399,111	51,954,600
	Videndum PLC . . . . . . . . . . .	1,794,917	28,666,583
	YouGov PLC(a) . . . . . . . . . . . .	2,848,149	29,816,652
			404,049,451
98.50%	TOTAL COMMON STOCKS . . . . . .	. . . . . . .	2,154,665,463
1.26%	MONEY MARKET FUNDS
	First American Treasury Obligation
	Fund - Institutional Class 0.98%(c) . .	27,580,482	27,580,482
99.76%	TOTAL INVESTMENTS . . . . . . . .	. . . . . . .	2,182,245,945
0.24%	Other assets, net of liabilities . . . . .	. . . . . . . .	5,215,845
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$2,187,461,790

(a)Non-income producing

(b)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.

(c)Effective 7 day yield as of June 30, 2022

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY

Schedule of Investments - continued	June 30, 2022 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Business Services . . . . . . . . . . . . . .	25.11%	$549,299,120
Consumer Related . . . . . . . . . . . . .	10.28%	224,964,770
Industrial Products & Systems . . . . . . . .	6.63%	144,916,402
Information/Knowledge Management . . . . .	31.24%	683,262,362
Medical/Health Care . . . . . . . . . . . . .	15.27%	334,111,601
Miscellaneous . . . . . . . . . . . . . . .	9.97%	218,111,207
Short Term Investments . . . . . . . . . . .	1.26%	27,580,482
Other Assets, Net of Liabilities . . . . . . . .	0.24%	5,215,845
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$2,187,461,790

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	June 30, 2022 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open- ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued June 30, 2022 (unaudited)

seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board Accounting Codification Topic 946 Financial Services – Investment Companies.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued June 30, 2022 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2022:

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$3,793,993,407	$—	$—	$3,793,993,407
Short Term Investments . . .	135,231,826	—	—	135,231,826
Total . . . . . . . . . . . .	$3,929,225,233	$—	$—	$3,929,225,233

Mid Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$35,421,622	$—	$—	$35,421,622
Short Term Investments . . .	532,338	—	—	532,338
Total . . . . . . . . . . . .	$35,953,960	$—	$—	$35,953,960

International Equity Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$52,863,882	$—	$—	$52,863,882
Short Term Investments	541,093	—	—	541,093
Total	$53,404,975	$—	$—	$53,404,975

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued		June 30, 2022 (unaudited)
International Small Company Fund:
		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,154,665,463	$—	$—	$2,154,665,463
Short Term Investments	27,580,482	—	—	27,580,482
Total	$2,182,245,945	$—	$—	$2,182,245,945

* See Schedule of Investments for sector/country classifications.

For the period ended June 30, 2022, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2022, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued						June 30, 2022 (unaudited)
Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in
	as of			as of	as of		Unrealized	Realized
Security Name	March 31, 2022	Purchases	Sales	June 30,2022	June 30, 2022	Dividends	Gain (Loss)	Gain/Loss
Alarm.com Holdings, Inc. . . . . . . . . . . . . . .	$199,066,242	$—	$—	$185,287,959	2,995,279	$—	$(13,778,283)	$—
AppFolio Inc. . . . . . . . . . . . . . . . . . . .	208,306,060	—	(10,999,526)	156,928,930	1,731,343	—	(34,636,783)	(5,740,822)
Cardiovascular Systems, Inc. . . . . . . . . . . . .	70,921,331	—	(1,932,171)	43,178,696	3,006,873	—	(21,108,496)	(4,701,968)
Inogen, Inc. . . . . . . . . . . . . . . . . . . . .	70,121,737	—	(15,287,879)	38,895,005	1,608,561	—	32,232,235	(48,171,088)
Olo Inc . . . . . . . . . . . . . . . . . . . . . .	61,322,961	13,579,321	—	59,198,592	5,997,831	—	(15,703,690)	—
OrthoPediatrics Corp. . . . . . . . . . . . . . . .	97,309,956	—	—	77,772,266	1,802,370	—	(19,537,691)	—
PROS Holdings, Inc. . . . . . . . . . . . . . . . .	94,024,104	—	—	74,039,395	2,822,699	—	(19,984,709)	—
Q2 Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177,367,173	—	—	110,965,967	2,877,002	—	(66,401,206)	—
Vericel Corp. . . . . . . . . . . . . . . . . . . .	125,950,647	15,409,603	—	97,822,965	3,884,947	—	(43,537,284)	—
Investments no longer affiliated as of June 30, 2022				$844,089,775	26,726,905	$—	$(202,455,908)	$(58,613,878)

Ironwood Parmaceuticals Inc. . . . . . . . . . . . .	$100,565,011	$—	$(21,346,451)	$71,445,956	6,196,527	$—	$(5,846,132)	$(1,926,471)
Neogen Corp . . . . . . . . . . . . . . . . . . .	177,514,670	—	(28,998,916)	111,988,773	4,648,766	—	(53,729,001)	17,202,020
				$183,434,729	10,845,293	$—	$(59,575,133)	$15,275,549

GRAND TOTAL . . . . . . . . . . . . . . . . . .	. . . . . . . . .	. . . . . .	. . . . . .	$1,027,524,504	37,572,198	$—	$(262,031,041)	$(43,338,329)

International Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in
	as of			as of	as of		Unrealized Gain	Realized
Security Name	March 31, 2022	Purchases	Sales	June 30, 2022	June 30, 2022	Dividends	(Loss)	Gain/Loss
Albioma SA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$116,125,333	$—	$ (2,600,981)	$121,867,434	2,331,411	$1,751,189	$8,584,483	$(241,400)
Hiday Hidaka Corp. . . . . . . . . . . . . . . . .	37,421,386	349,349	(796,182)	38,196,655	2,512,129	—	1,489,316	(267,214)
Lectra . . . . . . . . . . . . . . . . . . . . . .	121,335,595	986,031	(1,971,817)	92,278,059	2,515,869	731,503	(27,507,036)	(564,715)
Nexus AG . . . . . . . . . . . . . . . . . . . .	94,087,111		(1,892,921)	80,532,990	1,536,956	245,077	(10,953,715)	(707,486)
NNIT A/S . . . . . . . . . . . . . . . . . . . . .	27,563,657	226,083	(356,255)	19,931,755	1,924,716	—	(6,582,139)	(919,591)
Software Service, Inc. . . . . . . . . . . . . . . .	28,120,739	—	(492,228)	25,504,122	536,496	—	(1,416,959)	(707,430)
STRATEC SE . . . . . . . . . . . . . . . . . . .	98,894,214	936,500	(1,936,026)	79,804,303	873,308	665,885	(17,075,887)	(1,014,498)
				$458,115,317	12,230,885	$3,393,653	$(53,461,937)	$(4,422,333)

* See Schedule of Investments for sector/country classifications.

QUARTERLY REPORT